NOTE 7 - CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Proceeds from Convertible Debt					$ 2,007,578	$ 2,183,208	$ 403,880
Interest Expense		$ 30,420	$ 3,004	445,264	7,804	65,316	43,342
Interest Paid, Including Capitalized Interest, Operating and Investing Activities				$ 3,658		3,860
Stock Issued During Period, Value, Conversion of Convertible Securities						25,000
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 25,000
Stock Issued During Period, Shares, Conversion of Convertible Securities						2,500,000
Offering [Member]
Short-Term Debt [Line Items]
Proceeds from Notes Payable					2,112,150
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net			$ 104,572		104,572
Proceeds from Convertible Debt					2,007,578
Debt Instrument, Term				18 months
Debt Instrument, Interest Rate Terms				Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes		Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.
Offering [Member] | Voluntary Conversion [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature				Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non-assessable shares of common stock of the Company at the conversion price of $1.15 per share.		Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Offering [Member] | Mandatory Conversion [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature				Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.		Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Nov 2021 Offering [Member]
Short-Term Debt [Line Items]
Proceeds from Notes Payable	$ 175,630
Debt Instrument, Term	18 months
Nov 2021 Offering [Member] | Voluntary Conversion [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature	Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Debt Instrument, Interest Rate Terms	Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.
Nov 2021 Offering [Member] | Mandatory Conversion [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature	Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Convertible Loans [Member]
Short-Term Debt [Line Items]
Interest Expense				$ 22,874	0	$ 21,413	$ 39,845
Amortization of Debt Discount (Premium)				34,856	0
Interest Paid, Including Capitalized Interest, Operating and Investing Activities				$ 0	$ 6,255
Offering Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate Terms						Interest at the rate equal to 2% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days will be due on all outstanding notes.
Offering Two [Member] | Voluntary Conversion [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature						Voluntary Conversion. Investor may, at his/her/its sole option, at any time after nine (9) months, convert all or any portion of the accrued interest and unpaid principal balance of this Note into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.
Offering Two [Member] | Mandatory Conversion [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature						Mandatory Conversion. Upon sixty (60) days from the date the Company files a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”), all of the accrued interest and unpaid principal balance of this Note shall automatically convert into fully paid and non- assessable shares of common stock of the Company at the conversion price of $1.15 per share.